LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS - Schedule of Long-Term Prepayments, Deposits and Other Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Long Term Prepayment Deposits and Other Assets [Abstract]
Entertainment production costs	$ 76,379	$ 76,884
Less: accumulated amortization	(65,027)	(58,601)
Entertainment production costs, net	11,352	18,283
Deposits for acquisition of property and equipment	51,580	13,089
Deferred rent assets	46,864	54,467
Other long-term prepayments and other assets	30,391	44,938
Input value-added tax, net	20,097	21,005
Other deposits	14,896	14,775
Deferred financing costs, net	11,330	19,364
Long-term receivables, net	5	3,724
Long-term prepayments, deposits and other assets	$ 186,515	$ 189,645